Statutory Reserves and Restricted Net Assets - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows
Net cash generated from/(used in) operating activities	$ 80,352	$ 36,443	$ (70,654)
Net cash (used in)/generated from investing activities	107,428	332,455	(714,225)
Payment for repurchase of ordinary shares	(70)	(3,339)	(48,678)
Payments of dividend	33,022
Proceeds from exercise of share options	168	1,187	1,039
Payments of deferred offering costs	276	71
Net cash used in financing activities	(33,200)	(2,223)	(38,582)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	116	(1,148)	(7,954)
Net (decrease)/ increase in cash and cash equivalents, restricted cash	154,696	365,527	(831,415)
Cash and cash equivalents, restricted cash at the beginning of year	498,688	133,161	964,576
Cash and cash equivalents, restricted cash at the end of year	653,384	498,688	133,161
Reportable Legal Entities | Parent Company
Statement of Cash Flows
Net cash generated from/(used in) operating activities	(3,606)	(3,478)	(1,408)
Advance to, and investment in subsidiaries		(7,940)
Proceeds from subsidiaries	15,509	30,349	28,842
Net cash (used in)/generated from investing activities	15,509	22,409	28,842
Payment for repurchase of ordinary shares	(70)	(3,339)	(48,678)
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance			9,057
Payments of dividend	(33,022)
Proceeds from exercise of share options	168	1,187	1,039
Payments of deferred offering costs	(276)	(71)
Net cash used in financing activities	(33,200)	(2,223)	(38,582)
Net (decrease)/ increase in cash and cash equivalents, restricted cash	(21,297)	16,708	(11,148)
Cash and cash equivalents, restricted cash at the beginning of year	21,393	4,685	15,833
Cash and cash equivalents, restricted cash at the end of year	$ 96	$ 21,393	$ 4,685